Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2023-2

Collection Period	05/01/23-05/31/23
Determination Date	6/9/2023
Distribution Date	6/15/2023

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-260819-06.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,486,877,714.32
2.	Collections allocable to Principal		$49,377,588.25
3.	Purchase Amount allocable to Principal		$41,400.92
4.	Defaulted Receivables		$284,593.00
5.	Pool Balance on the close of the last day of the related Collection Period		$1,437,174,132.15
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		76,580
7.	Initial Pool Balance		$1,530,612,495.79
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$256,265,464.40	$206,561,882.23
	b. Class A-2a Note Balance	$315,000,000.00	$315,000,000.00
	c. Class A-2b Floating Rate Note Balance	$214,000,000.00	$214,000,000.00
	d. Class A-3 Note Balance	$467,000,000.00	$467,000,000.00
	e. Class A-4 Note Balance	$90,740,000.00	$90,740,000.00
	f. Class B Note Balance	$40,560,000.00	$40,560,000.00
	g. Class C Note Balance	$42,090,000.00	$42,090,000.00
	h. Class D Note Balance	$30,610,000.00	$30,610,000.00
	i. Note Balance (sum a - h)	$1,456,265,464.40	$1,406,561,882.23
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.8542182	0.6885396
	b. Class A-2a Note Pool Factor	1.0000000	1.0000000
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	1.0000000
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.9708436	0.9377079
10.	Overcollateralization Target Amount		$30,612,250
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$30,612,250
12.	Weighted Average Coupon		9.60%
13.	Weighted Average Original Term	months	65.92
14.	Weighted Average Remaining Term	months	57.23
15.	30 day Average SOFR for the accrual period ending 2/14/2023		4.87227%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 2/14/2023		5.72227%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$11,617,529.06
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$45.77
	d. Available Finance Charge Collections (sum a - c)		$11,617,574.83
18.	Principal:
	a. Collections allocable to Principal		$49,377,588.25
	b. Liquidation Proceeds allocable to Principal		$185,510.07
	c. Purchase Amount allocable to Principal		$41,400.92
	d. Available Principal Collections (sum a - c)		$49,604,499.24
19.	Total Finance Charge and Principal Collections (17d + 18d)		$61,222,074.07
20.	Interest Income from Collection Account		$195,653.29
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$61,417,727.36

Available Funds
23.	Available Collections	$61,417,727.36
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$61,417,727.36
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$1,239,064.76
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,239,064.76
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$1,215,467.10
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$1,215,467.10
	e. Class A-2a Monthly Interest	$1,443,750.00
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$1,443,750.00
	i. Class A-2b Monthly Interest	$1,054,487.20
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$1,054,487.20
	m. Class A-3 Monthly Interest	$1,965,291.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	$1,965,291.67
	q. Class A-4 Monthly Interest	$378,839.50
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$378,839.50
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$175,084.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$175,084.00
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$195,367.75
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$195,367.75
34.	Tertiary Principal Distributable Amount	$0.00
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$167,079.58
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$167,079.58

36.	Quaternary Principal Distributable Amount	$19,091,332.25
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$26,925,763.81
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$30,612,249.92
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$11,617,574.83
	b. Total Daily Deposits of Principal Collections	$49,604,499.24
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$195,653.29
	e. Total Deposits to Collection Account (sum a - d)	$61,417,727.36
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,239,064.76
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$56,298,948.97
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$3,879,713.63
	f. Total Withdrawals from Collection Account (sum a - e)	$61,417,727.36
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$1,215,467.10
	b. Class A-2a Interest Distribution	$1,443,750.00
	c. Class A-2b Interest Distribution	$1,054,487.20
	d. Class A-3 Interest Distribution	$1,965,291.67
	e. Class A-4 Interest Distribution	$378,839.50
	f. Class B Interest Distribution	$175,084.00
	g. Class C Interest Distribution	$195,367.75
	h. Class D Interest Distribution	$167,079.58
	i. Class A-1 Principal Distribution	$49,703,582.17
	j. Class A-2a Principal Distribution	$0.00
	k. Class A-2b Principal Distribution	$0.00
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$56,298,948.97
46.	Withdrawals
	a. Class A-1 Distribution	$50,919,049.27
	b. Class A-2a Distribution	$1,443,750.00
	c. Class A-2b Distribution	$1,054,487.20
	d. Class A-3 Distribution	$1,965,291.67
	e. Class A-4 Distribution	$378,839.50
	f. Class B Distribution	$175,084.00
	g. Class C Distribution	$195,367.75
	h. Class D Distribution	$167,079.58
	i. Total Withdrawals from Note Payment Account (sum a - h)	$56,298,948.97

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$3,879,713.63
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$3,879,713.63
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$3,826,531.24
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$3,826,531.24
51.	Investment Earnings	$16,112.50
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$3,842,643.74
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$16,112.50
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$3,826,531.24
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$1,239,064.76
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$56,298,948.97
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$3,879,713.63
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$16,112.50
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$50,919,049.27
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$1,443,750.00
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$1,054,487.20
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$1,965,291.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$378,839.50
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$175,084.00
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$195,367.75
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$167,079.58
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$3,879,713.63

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	810	$18,326,316.42
	b. 61 to 90 days past due	232	$5,675,453.53
	c. 91 to 120 days past due	7	$202,103.60
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,049	$24,203,873.55
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.6841%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	10	$284,593.00
77.	Recoveries	10	$185,510.07
78.	Net Losses (Ln 76 - Ln 77)		$99,082.93
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0067%

Cumulative Loss Activity[1]
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	10	$284,593.00
81.	Recoveries	10	$185,510.07
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$99,082.93
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.0065%
84.	Average Net Loss on Defaulted Receivables		$9,908.29

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$5,229,584.89
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,486,877,714.32
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.35%

1 Prior to June 2023, the number of loans charged-off included Defaulted Receivables which held a zero balance. This process has been adjusted moving forward to remove zero-balance charge-offs from the count of total number of loans identified as Defaulted Receivables.

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on June 9, 2023

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer